SECURTER SYSTEMS INC.	3 Months Ended
Mar. 31, 2021
Disclosure of detailed information about business combination [abstract]
SECURTER SYSTEMS INC.

On February 26, 2019, the Company entered into an agreement with Securter Inc., in terms of which a newly formed corporation, Securter Systems Inc. (“SSI”) would acquire all the assets and liabilities of Securter Inc. Upon incorporation, SSI issued 25,937,594 Class A common shares (“Original Class A Common Shares”) to the shareholders of Securter Inc. and 100,000 Class B common shares to the Company. Each Class B common share is non-participating and carries 1,000 votes. The Company shall have the right to purchase up to 30.3% Original Class A Common Shares of SSI at a price of US$0.23 per share for a total purchase consideration of up to US$3,000,000.

As at December 31, 2019, SSI had 26,064,546 Original Class A Common Shares issued and outstanding whereby the Company held 126,951 of Original Class A Common Shares of SSI. Together with the Company’s holding in Class B common shares, the Company held a voting interest of 79.4% and a participating economic interest of 0.49% as at December 31, 2019. During the period January 1, 2020 to September 8, 2020, SSI issued a further 733,482 Original Class A Common Shares to the Company, giving the Company a voting interest of 79.1% and a participating economic interest of 3.13% or 860,433 Original Class A Common Shares in SSI as at September 8, 2020.

On September 8, 2020, SSI effected a reorganization of its capital structure. All the issued and outstanding Original Class A Common Shares and Class B shares of SSI were cancelled, and new Class A shares (“New Class A Common Shares”) were issued. As a result of the reorganization, the Company received 4,396,000 New Class A Common Shares or 16% ownership of SSI in exchange for the Company’s return of its 860,433 Original Class A Common Shares and its 100,000 Class B common shares. Consequently, the Company ceased to hold voting control of SSI on September 8, 2020. The reorganization is accounted for as the disposition of SSI, the subsidiary by the Company. The fair value of the consideration received, the 4,396,000 New Class Common Shares or 16% economic interest in SSI is estimated at $Nil. This is based on the early stage of the business project of SSI and the uncertainty of ability to finance the development cost to commercialization of SSI’s business project.

As of March 31, 2020, the carrying value of SSI net assets were as follows:

	March 31, 2020
	$

Intangible assets		29,840
Total non-current assets		29,840

Cash		3,873
Sales tax receivable		71
Total current assets		3,944

Accounts payable and accrued liabilities		(92)
Loan from shareholders		(24,152)
Total current liabilities		(24,244)

Accumulated Deficit		(181,655)

Total net assets and deficit		(9,540)

The Company’s share of net assets and deficit		183,504
Non-controlling Interest’s share of net liabilities and deficit		(173,964)

Total net assets and deficit		(9,540)

	January 1 to March 31, 2021		January 1 to March 31, 2020
	$		$
LOSS FOR THE PERIODS FROM DISCONTINUED OPERATIONS

EXPENSES
Accounting, Audit and Legal		-		1,291
Advertising and Promotion		-		359
Consulting Fees		-		1,831
Development Costs		-		17524
Exchange Rate Loss		-		(454)
Interest and Bank Charges		-		132
General and Administration Expenses		-		170
Salaries		-		1,958

Total Expenses				22,811

Net Loss From Discontinued Operations		-		(22,811)

	January 1 to March 31, 2021		January 1 to March 31, 2020
CASH PROVIDED BY (USED FOR):	$		$

DISCONTINUED OPERATIONS ACTIVITIES
Net Loss for the Period		-		(22,811)
		-
Changes in Non-Cash Working Capital Accounts:
Change in trade and other payables		-		93

Net cash from (used in) discontinued operations		-		(22,718)

Cash invested in Securter Systems Inc.				26,549
Advances from Minority Interest				35

INCREASE IN CASH		-		3,866

Cash, Beginning of the Period		-		8

CASH, END OF THE PERIOD		-		3,874

During the three months ended March 31, 2021 and 2020, the Company had net cash used in the investment activities related to SSI as follows:

Cash used in investing activities related to Securter System Inc.:
Cash invested in Securter Systems Inc.	-	26,584

Net cash (used in) investment in discontinued operations	-	26,584